BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2012
BALANCE SHEET DETAILS
BALANCE SHEET DETAILS

NOTE 5—BALANCE SHEET DETAILS

        The following tables provide details of selected balance sheet items:

	December 31, 2012	December 31, 2011
	(in thousands)
Inventories:
Raw materials	$3,833	$9,334
Work in process	2,574	1,721
Finished goods(1)	19,621	23,207

Total Inventory	$26,028	$34,262

(1)
Includes finished goods at customer sites of approximately $14.4 million and $13.2 million at December 31, 2012 and 2011, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer.

        Inventory of approximately $0.1 million and $0.4 million held by the Company's manufacturing outsource partner are recorded in "Prepaids and other current assets" in the consolidated balance sheet as of December 31, 2012 and December 31, 2011, respectively. The Company recorded a $14.6 million inventory write-down in 2010 for MSAN and MSTP for two international customer contracts due to the reduction in product demands.

	December 31, 2012	December 31, 2011
	(in thousands)
Prepaids and other current assets
Notes Receivable	$—	$48
Prepaid-Tax	8,517	14,762
Advance to Suppliers	3,064	1,494
Deferred Taxes—Current	3,493	1,499
Other Receivable(1)	9,890	6,251
Prepaid others	2,190	5,188

Total Prepaids and other current assets	$27,154	$29,242

(1)
The other receivable balance as of December 31, 2012 included a loan of approximately $4.0 million made in the fourth quarter of 2012 to ESA Cultural Investment (Hong Kong) limited, a movie investment company with its operations located in Beijing. The Company signed the agreement to lend a total amount of $5.6 million in the fourth quarter of 2012. The loan bears interest at 20% per annum and will be mature on December 31, 2013. The Company paid the remaining part of the loan to ESA Cultural Investment (Hong Kong) limited in the first quarter of 2013.

	December 31, 2012	December 31, 2011
	(in thousands)
Property, plant and equipment, net:
Buildings	$—	$253
Leasehold improvements	9,992	20,475
Automobiles	2,055	3,965
Software	28,542	29,542
Equipment and Furniture	69,523	110,048
Others	804	342

Total	110,916	164,625

Less: accumulated depreciation and impairment	(102,050)	(152,426)

Total Property, plant and equipment, net	$8,866	$12,199

        During 2012, in connection with the IPTV divestiture (See Note 3—Divestiture) and the deconsolidation of iTV (See Note 6—Cash, Cash equivalents and Investments), the Company derecognized property, plant and equipment of $9.1 million with accumulated depreciation of $8.2 million and $2.0 million with accumulated depreciation of $0.6 million, respectively. Additionally, the Company wrote off $45.3 million with accumulated depreciation of $45.2 million and $19.9 million with accumulated depreciation of $19.8 million of fully depreciated property, plant and equipment in the years 2012 and 2011, respectively. It also included a $0.9 million accelerated amortization of Beijing Office leasehold improvement due to early termination in 2012.

	December 31, 2012	December 31, 2011
	(in thousands)
Other current liabilities:
Accrued contract costs	$4,325	$9,876
Accrued payroll and compensation	7,341	13,407
Warranty costs	1,329	4,660
Accrued professional fees	2,103	4,531
Accrued other taxes	4,219	5,035
Restructuring costs	—	1,692
Other	6,883	11,117

Total other current liabilities	$26,200	$50,318

	December 31, 2012	December 31, 2011
	(in thousands)
Other long-term liabilities
Non Current Income Tax Payable	$16,128	$17,476
Non Current Deferred Tax Liability	133	960
Non Current Deferred Rent	878	942
Others	3,798	3,509

Total other long-term liabilities	$20,937	$22,887